Retirement Plans (Funded Status And Amounts Recognized In Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	May. 31, 2015	May. 25, 2014
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	$ 0.0	$ 0.0
Non-current liabilities	51.8	40.0
Net amounts recognized	51.8	40.0
Prior service (cost) credit	0.0	0.0
Net actuarial gain (loss)	(68.7)	(64.0)
Net amounts recognized	(68.7)	(64.0)
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	1.1	1.1
Non-current liabilities	16.9	37.4
Net amounts recognized	18.0	38.5
Prior service (cost) credit	14.9	0.0
Net actuarial gain (loss)	(9.0)	(5.8)
Net amounts recognized	$ 5.9	$ (5.8)